Deposits for Acquisition - Additional Information (Detail) ¥ in Thousands, £ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Oct. 01, 2018 GBP (£)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 GBP (£)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2018 USD ($)	Aug. 31, 2018 GBP (£)	Aug. 31, 2017 CNY (¥)
Deposits For Acquisition [Line Items]
Payment for acquisition deposits				¥ 8,854	$ 1,296		¥ 78,750
Bournemouth Collegiate School
Deposits For Acquisition [Line Items]
Payment for acquisition deposits				¥ 8,854		£ 1,000
Subsequent Event | Bournemouth Collegiate School
Deposits For Acquisition [Line Items]
Cash consideration on acquisition	£ 10,000	¥ 88,854	£ 10,000
Can-Achieve (Beijing) Education Consulting Co., Ltd
Deposits For Acquisition [Line Items]
Payment for acquisition deposits							¥ 78,750